Financial Assets at Fair Value - Summary of Movement of Other Investment (Details) - Equity Investments - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
At beginning of the year	¥ 256	¥ 10
Addition (note)	3	276
Fair value change		(30)
Disposal	(4)
At end of the year	255	256
Current	38	39
Non-current	¥ 217	¥ 217